Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments
Fixed maturity securities available-for-sale, at fair value (amortized cost: $1,023,866 – 2024, $789,619 – 2023, net of allowance for expected credit losses: $409 – 2024, $353 – 2023)	$ 1,002,103	$ 765,590
Equity securities, at fair value (cost: $25,334 – 2024, $24,056 – 2023)	28,973	26,208
Other investments, at fair value (cost: $12,500 – 2024, $11,302 – 2023)	12,289	11,060
Short-term investments	89,478	42,157
Term deposits	670	105,137
Equity-method investments measured at fair value	1,955	3,522
Fixed maturity securities held to maturity	1,994	1,994
Total investments	1,137,462	955,668
Cash and cash equivalents	155,245	177,022
Accrued investment income	15,295	11,471
Premiums receivable, net of allowance for expected credit losses ($12,756 – 2024, $11,302 – 2023)	256,050	245,217
Reinsurance recoverable, net of allowance for expected credit losses ($885 – 2024, $4,034 – 2023)	225,697	223,083
Ceded unearned premiums	113,313	98,013
Deferred policy acquisition costs, net of ceding commission	67,055	65,272
Deferred tax assets, net	6,951	4,157
Other assets	60,470	57,997
TOTAL ASSETS	2,037,538	1,837,900
LIABILITIES
Reserve for unpaid loss and loss adjustment expenses	794,243	712,098
Unearned premiums	465,244	443,525
Insurance and reinsurance payables	90,049	89,704
Other liabilities	33,170	34,853
Derivative financial liabilities	0	17,290
TOTAL LIABILITIES	1,382,706	1,297,470
COMMITMENT AND CONTINGENCIES (NOTE 11)
SHAREHOLDERS’ EQUITY
Common shares (authorized: 750,000,000 shares at $0.01 par value per share; issued and outstanding: 45,108,936 shares – 2024, 44,500,879 shares – 2023)	453	445
Additional paid-in capital	144,936	137,623
Treasury shares (154,011 shares – 2024, 3,800 shares – 2023)	(3,677)	(49)
Accumulated other comprehensive loss, net of taxes	(18,553)	(20,638)
Retained earnings	531,673	423,049
TOTAL SHAREHOLDERS’ EQUITY	654,832	540,430
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,037,538	$ 1,837,900